Note 11 - Income Taxes - Deferred Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment	$ 157,920
Intangible assets	90	104,340
Intangible assets transferred on amalgamation		14,980
Share issuance costs	89,970	23,120
Reserves	14,030	7,760
Investment Tax Credits	87,200	42,200
Total deferred tax assets	3,400,560	2,053,960
Property and equipment	(57,370)	(59,680)
Intangible assets		(520)
Total deferred tax liabilities	(57,370)	(60,200)
Valuation allowance	3,343,190	1,993,760
Net deferred tax asset
Canada Revenue Agency [Member]
Non-capital losses carried forward - Canada	1,762,250	973,670
Internal Revenue Service (IRS) [Member]
Net operating losses carried forward - US	$ 1,289,100	$ 887,890